Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005489
Account Value [Line Items]
Account Value	$ 23,309	$ 23,028	$ 23,207	$ 22,440	$ 21,269	$ 20,463	$ 18,634		$ 18,465	$ 17,325	$ 16,920	$ 17,001	$ 16,363	$ 17,272	$ 18,547	$ 19,519	$ 19,952	$ 19,152	$ 17,764	$ 16,407	$ 15,306	$ 13,433	$ 13,433	$ 14,033	$ 13,296	$ 12,656	$ 12,788	$ 12,337	$ 13,019	$ 12,648	$ 12,655	$ 12,407	$ 11,768	$ 11,350	$ 10,770	$ 10,061	$ 10,042	$ 9,642	$ 8,881	$ 9,604	$ 9,339	$ 10,000
C000049235
Account Value [Line Items]
Account Value	22,740	22,482	22,670	21,931	20,812	20,025	18,245		18,096	16,995	16,594	16,687	16,072	16,982	18,249	19,215	19,654	18,874	17,519	16,193	15,113	13,279	13,279	13,883	13,162	12,538	12,670	12,231	12,913	12,562	12,569	12,334	11,707	11,295	10,726	10,022	10,016	9,621	8,869	9,596	9,335	10,000
C000049234
Account Value [Line Items]
Account Value	22,173	21,928	22,134	21,418	20,333	19,588	17,856		17,716	16,647	16,275	16,368	15,779	16,680	17,935	18,895	19,341	18,586	17,264	15,962	14,905	13,102	13,118	13,721	13,022	12,403	12,551	12,121	12,806	12,460	12,480	12,251	11,633	11,239	10,680	9,984	9,977	9,598	8,853	9,580	9,329	10,000
C000244820
Account Value [Line Items]
Account Value	652,712	644,297	649,351	627,395	594,735	571,681	519,968	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	22,732	22,205	22,230	21,639	20,419	19,758	18,141		17,974	16,979	16,677	16,561	15,996	16,857	17,785	18,293	18,587	17,941	16,593	15,519	14,597	13,017	13,070	13,839	12,988	12,456	12,637	12,309	13,010	12,564	12,486	12,302	11,578	11,260	10,867	10,206	10,175	9,798	9,038	9,707	9,373	10,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	22,732	22,205	22,230	21,639	20,419	19,758	18,141		17,974	16,979	16,677	16,561	15,996	16,857	17,785	18,293	18,587	17,941	16,593	15,519	14,597	13,017	13,070	13,839	12,988	12,456	12,637	12,309	13,010	12,564	12,486	12,302	11,578	11,260	10,867	10,206	10,175	9,798	9,038	9,707	9,373	10,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	22,732	22,205	22,230	21,639	20,419	19,758	18,141		$ 17,974	$ 16,979	$ 16,677	$ 16,561	$ 15,996	$ 16,857	$ 17,785	$ 18,293	$ 18,587	$ 17,941	$ 16,593	$ 15,519	$ 14,597	$ 13,017	$ 13,070	$ 13,839	$ 12,988	$ 12,456	$ 12,637	$ 12,309	$ 13,010	$ 12,564	$ 12,486	$ 12,302	$ 11,578	$ 11,260	$ 10,867	$ 10,206	$ 10,175	$ 9,798	$ 9,038	$ 9,707	$ 9,373	$ 10,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	$ 651,824	$ 636,693	$ 637,427	$ 620,471	$ 585,491	$ 566,550	$ 520,186	$ 500,000